Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
March 31, 2021	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 17 years	$48,575	$(3,373)	$45,202	15.8
Non-compete agreements	4 to 5 years	477	(34)	443	4.9
Trade names	2 to 5 years	3,023	(1,341)	1,682	1.8
Intangible assets, net		$52,075	$(4,748)	$47,327	15.2

December 31, 2020	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(3,085)	$5,395	6.5
Non-compete agreements	4 to 5 years	45	(32)	13	2.0
Trade names	4 to 5 years	1,810	(1,230)	580	1.4
Intangible assets, net		$10,335	$(4,347)	$5,988	5.8

December 31, 2020	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(3,085)	$5,395	6.5
Non-compete agreements	4 to 5 years	45	(32)	13	2.0
Trade names	4 to 5 years	1,810	(1,230)	580	1.4
Intangible assets, net		$10,335	$(4,347)	$5,988	5.8

December 31, 2019	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(2,066)	$6,414	7.5
Non-compete agreements	4 to 5 years	45	(21)	24	3.0
Trade names	4 to 5 years	1,810	(819)	991	2.4
Intangible assets, net		$10,335	$(2,906)	$7,429	6.8

Schedule of amortization expense remaining life of intangible assets
Years ending December 31,	Amortization Expense
2021 (remaining 9 months)	3,366
2022	4,246
2023	3,217
2024	3,035
Thereafter	33,463
$47,327

Years ending December 31,	Amortization Expense
2021	1,437
2022	1,194
2023	629
2024	590
Thereafter	2,138
$5,988